Organization and Principal Activities (Details) - Schedule of consolidated financial statements of balance sheets - Subsidiaries [Member] ¥ in Thousands, $ in Thousands		Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Current assets
Cash and cash equivalents		¥ 72,179	$ 11,062	¥ 43,907
Accounts receivable, net		183,555	28,131	65,357
Prepaid expenses and other current assets		11,728	1,797	6,104
Loan receivables - related parties				500
Amounts due from inter-companies	[1]	130,987	20,075	131,380
Total current assets		398,449	61,065	247,248
Non-current assets
Property and equipment, net		1,195	183	575
Intangible assets, net		239,609	36,722	186
Goodwill		92,069	14,110
Deferred tax assets		5,004	767	474
Long term deposits and other assets		950	146	1,051
Deferred IPO cost				1,307
Long term investments		5,000	766	5,000
Total non-current assets		343,827	52,694	8,593
TOTAL ASSETS		742,276	113,759	255,841
Current liabilities
Accounts payable		58,713	8,998	22,138
Deferred revenue		35,259	5,404	22,418
Accrued salary and employee benefits		16,069	2,463	7,594
Accrued expenses and other current liabilities		8,921	1,367	1,991
Income tax payable		8,581	1,315	8,435
Amounts due to related parties				8,482
Amounts due to inter-companies	[1]	248,127	38,027	133,600
Current portion of contingent consideration – earn-out liability		16,365	2,508
Total current liabilities		392,035	60,082	204,658
Non-current liabilities
Deferred tax liabilities		59,729	9,154
Contingent consideration – earn-out liability		15,116	2,317
Total non-current liabilities		74,845	11,471
TOTAL LIABILITIES		¥ 466,880	$ 71,553	¥ 204,658

[1]	Amount due from/to inter-companies consist of intercompany receivables/payables to the other companies within the Company.